Organization and Principal Activities - Schedule of VIEs Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets	$ 64,784,005	$ 75,984,403
Plant and equipment, net	250,886	222,142
Total assets	66,845,092	79,203,411
Total liabilities	(1,963,972)	(8,087,635)
Net assets	11,316,561	12,284,878
Variable Interest Entity [Member]
Current assets	51,754,573	77,474,332
Plant and equipment, net	210,790	222,142
Other noncurrent assets	1,560,202	2,996,865
Total assets	53,525,565	80,693,339
Total liabilities	(2,111,670)	(29,384,186)
Net assets	$ 51,413,895	$ 51,309,153